UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-583-0540
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland July 27, 2006

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	58

Form 13F Information Table Value Total:	132466

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209S103      316     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     3087    58000 SH       SOLE                    58000
Amgen Inc.                     COM              031162100     1987    30457 SH       SOLE                    30457
Apple Computer Inc.            COM              037833100      255     4450 SH       SOLE                     4450
Applied Materials              COM              038222105     2190   134550 SH       SOLE                   134550
Ariel Corp                     COM              04033M104        0    10000 SH       SOLE                    10000
Barr Laboratories Inc          COM              068306109     5759   120768 SH       SOLE                   120768
Bristol-Myers Squibb           COM              110122108     2335    90308 SH       SOLE                    90308
Cendant Corporation            COM              151313103     1727   105995 SH       SOLE                   105995
Ciber Inc.                     COM              17163B102     1517   230200 SH       SOLE                   230200
Citigroup, Inc.                COM              172967101     3649    75625 SH       SOLE                    75625
Comcast cl A                   COM              20030N101      558    17055 SH       SOLE                    17055
Computer Sciences Cor          COM              205363104     2977    61300 SH       SOLE                    61300
Conseco, Inc.                  COM              208464883     2570   111268 SH       SOLE                   111268
Costco Wholesale Corp          COM              22160K105     4320    75625 SH       SOLE                    75625
Deere & Company                COM              244199105      209     2500 SH       SOLE                     2500
DuPont de Nemour               COM              263534109     3243    77950 SH       SOLE                    77950
Eaton Vance Senior Floating    COM              27828Q105     2266   125200 SH       SOLE                   125200
ElkCorp                        COM              287456107     2997   107925 SH       SOLE                   107925
Exxon Mobil Corporati          COM              30231G102     4266    69535 SH       SOLE                    69535
Gap Inc.                       COM              364760108     1752   100700 SH       SOLE                   100700
General Electric Co            COM              369604103     3660   111041 SH       SOLE                   111041
General Motors Corp.           COM              370442105     2596    87148 SH       SOLE                    87148
Graftech Internatioal Ltd      COM              384313102     1752   302100 SH       SOLE                   302100
Hartford Fincl Services        COM              416515104     4260    50350 SH       SOLE                    50350
Home Depot Inc.                COM              437076102     1930    53936 SH       SOLE                    53936
Honeywell Intl Inc             COM              438516106     3205    79519 SH       SOLE                    79519
IBM Corp                       COM              459200101     3515    45755 SH       SOLE                    45755
Intel Corporation              COM              458140100     3559   187319 SH       SOLE                   187319
JLG Industries Inc.            COM              466210101     4674   207750 SH       SOLE                   207750
JPMorgan Chase & Co            COM              46625H100     3889    92600 SH       SOLE                    92600
Johnson & Johnson              COM              478160104      222     3706 SH       SOLE                     3706
Lucent Technologies            COM              549463107     1274   526531 SH       SOLE                   526531
Marsh & McLennan Cos           COM              571748102     2581    96000 SH       SOLE                    96000
Micron Technology Inc          COM              595112103     2635   175000 SH       SOLE                   175000
Microsoft Corporation          COM              594918104     2536   108853 SH       SOLE                   108853
Morgan Stanley                 COM              617446448     4422    69962 SH       SOLE                    69962
Motorola Inc.                  COM              620076109     2679   132975 SH       SOLE                   132975
Nokia Corporation              COM              654902204     3081   152050 SH       SOLE                   152050
NutriSystem Inc                COM              67069D108     1118    18000 SH       SOLE                    18000
Palm, Inc.                     COM              696643105      242    15044 SH       SOLE                    15044
PepsiCo Inc.                   COM              713448108      246     4094 SH       SOLE                     4094
Pfizer Inc.                    COM              717081103     2807   119617 SH       SOLE                   119617
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM              04033M104        0    20000 SH       SOLE                    20000
Storage Computer Corp.         COM              86211A101        4   887975 SH       SOLE                   887975
Sun Microsystems Inc           COM              866810104       85    20512 SH       SOLE                    20512
Target Corporation             COM              87612E106     2015    41235 SH       SOLE                    41235
Telkonet                       COM              879604106      745   237300 SH       SOLE                   237300
Texas Instruments              COM              882508104     3445   113725 SH       SOLE                   113725
Tyco Intl Ltd                  COM              902124106     4288   155935 SH       SOLE                   155935
UNUM Provident Corp.           COM              91529Y106     3770   207951 SH       SOLE                   207951
Valor Communications Group     COM              920255106     2616   228475 SH       SOLE                   228475
Verizon Communication          COM              92343V104     3924   117176 SH       SOLE                   117176
Wells Fargo & Co               COM              949746101      200     2982 SH       SOLE                     2982
Xerox Corporation              COM              984121103     3622   260400 SH       SOLE                   260400
eBay Inc.                      COM              278642103     2884    98480 SH       SOLE                    98480
Hechinger                                       422660AB6        0    15000 SH       SOLE                    15000